Trade payables and short-term contract liabilities	12 Months Ended
Dec. 31, 2024
Trade payables and short-term contract liabilities
Trade payables and short-term contract liabilities

Note 17. Trade payables and short-term contract liabilities

	As of December 31,
(In thousands of euros)	2022	2023	2024
Trade payables	19,359	37,679	32,862
Short-term contract liabilities	6	6	0
Trade payables and other current liabilities	19,364	37,685	32,863

No calculations have been made to discount trade payables and other current liabilities to present value as payment is due within one year of the end of the reporting period.

Trade payables include €20.7 million, €12.9 million and €11.2 million of accrued expenses as of December 31, 2024, 2023 and 2022, respectively.

17.1.Trade payables

Trade payables break down as follows:

	As of December 31,
In thousands of euros	2022	2023	2024
Due in 30 days	19,156	24,995	30,938
Due in 30-60 days	201	12,684	1,925
Due in more than 60 days	2	—	—
Trade payables	19,359	37,679	32,862

As of December 31, 2024, trade payables are composed of accrued expenses for €20.7 million of which €19.1 million relate to scientific projects.

As of December 31, 2024, trade payables decreased by €4.8 million compared to December 31, 2023. The variation is mainly related to the decrease of €12.9 million of other trade payables and to an increase of €7.7 million in research and development expenses in connection with the NATiV3 Phase III trial evaluating lanifibranor in MASH.